Condensed Financial Information of the Parent Company (Details) - Schedule of condensed balance sheets - Parent Company [Member] - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	¥ 5,080,204
investment securities	11,320,828
Investments in subsidiaries	392,559,403	392,559,403
Other assets	212,636,091	291,457,560
Total assets	621,596,526	684,016,963
Liabilities and shareholders’ equity
Accrued employee benefits	620,748
Other operating liabilities	10,827,876	9,697,485
Total liabilities	11,448,624	9,697,485
Ordinary shares (USD0.0001 par value; 3,800,000,000 shares authorized; 1,559,576,960 shares issued and 1,371,643,240 shares outstanding as of December 31, 2021 and December 31, 2022, respectively)	916,743	916,743
Treasury stock	(87,631,475)
Additional paid-in capital	705,422,445	705,422,445
Retained earnings	(7,944,752)	(7,467,430)
Accumulated other comprehensive losses	(615,059)	(24,552,280)
Total shareholders’ equity	610,147,902	674,319,478
Total liabilities and shareholders’ equity	¥ 621,596,526	¥ 684,016,963